Note 20 - Commitments and Contingencies (Details) - Minimum Operating Lease Payments $ in Thousands	Dec. 31, 2015 USD ($)
Minimum Operating Lease Payments [Abstract]
2016	$ 61,063
2017	47,622
2018	38,986
2019	32,015
2020	26,788
Thereafter	82,103
$ 288,577